PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule of Other Receivables and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 111,580	$ 90,455
Interest receivable	4,206	1,124
Prepaid expenses	105,910	90,017
Other	17,384	16,371
Prepaid expenses and other current assets	$ 239,080	$ 197,967